Expense Example - Invesco MSCI North America Climate ETF - Invesco MSCI North America Climate ETF	Dec. 04, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 29